Geographical areas (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue
Electricity		₩ 55,730,985	₩ 55,939,001	₩ 56,842,011
Heat supply		198,715	220,948	216,117
Others		754,612	734,927	839,676
Sales of goods		56,684,312	56,894,876	57,897,804
Sales of services		429,350	408,290	392,867
Sales of construction services		812,175	1,264,916	1,742,391
Total revenue from external customers		57,925,837	58,568,082	60,033,062
Non-current assets	[1]	176,505,403	172,110,120	160,336,774
Domestic
Revenue
Electricity		55,730,985	55,939,001	56,842,011
Heat supply		198,715	220,948	216,117
Others		450,908	449,381	456,738
Sales of goods		56,380,608	56,609,330	57,514,866
Sales of services		223,075	222,106	176,539
Sales of construction services		170,895	110,692	108,586
Total revenue from external customers		56,774,578	56,942,128	57,799,991
Non-current assets	[1]	173,673,478	169,366,365	157,037,428
Overseas
Revenue
Electricity		0	0	0
Heat supply		0	0	0
Others		303,704	285,546	382,938
Sales of goods		303,704	285,546	382,938
Sales of services		206,275	186,184	216,328
Sales of construction services		641,280	1,154,224	1,633,805
Total revenue from external customers	[2]	1,151,259	1,625,954	2,233,071
Non-current assets	[1],[2]	₩ 2,831,925	₩ 2,743,755	₩ 3,299,346

[1]	The amounts exclude financial assets and deferred tax assets.
[2]	Middle East and other Asian countries make up the majority of overseas revenue and non-current assets. Since the overseas revenue or non-current assets attributable to particular countries are not material, they are not disclosed individually.